Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2017	12 Months Ended
Dec. 31, 2017
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Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2017
58	Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2017

Up to the date of issue of these financial statements, the IASB has issued a number of amendments and new standards which are not yet effective for the year ended December 31, 2017 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group.

Effective for accounting periods beginning on or after
IFRS 9, Financial instruments	January 1, 2018
IFRS 15, Revenue from contracts with customers	January 1, 2018
Amendments to IFRS 2, Share-based payment: Classification and measurement of share-based payment transactions	January 1, 2018
Amendments to IAS 40, Transfers of investment property	January 1, 2018
IFRIC 22, Foreign currency transactions and advance consideration	January 1, 2018
IFRS 16, Leases	January 1, 2019

The Group has made an assessment of IFRS 9 and IFRS 15, and is in the process of making an assessment of IFRS 16, for the impact of these new standards in the period of initial application. So far the Group has identified some aspects of the new standards which may have a significant impact on the consolidated financial statements. Further details of the expected impacts are discussed below. As the Group has not completed its assessment of IFRS 16, further impacts may be identified in due course and will be taken into consideration when determining the adoption of these new requirements and which transitional approach to take, where there are alternative approaches allowed under the new standards.

IFRS 9, Financial instruments

IFRS 9 “Financial Instruments” is relevant to the Group and becomes effective for accounting periods beginning on or after 1 January 2018. IFRS 9 contains three principal classification categories for financial assets: measured at (a) amortized cost, (b) fair value through profit or loss and (c) fair value through other comprehensive income. If an equity security is designated as fair value through other comprehensive income, then only dividend income on that security will be recognized in profit or loss. Gains, losses and impairments on that security will be recognized in other comprehensive income without recycling. With respect to the Group’s financial assets currently classified as “available-for-sale financial assets” and “other investments in equity securities”, these are investments in equity securities which now default to fair value through profit or loss unless there is an irrevocable election to designate as fair value through other comprehensive income (without recycling) on transition to IFRS 9. The Group has decided to irrevocably designate those investments it considers to be long term strategic investments as fair value through other comprehensive income. This standard, and the irrevocable election, gives rise to a change in accounting policy as: 1) for available-for-sale equity investments, the current accounting policy is to recognize fair value changes in other comprehensive income until disposal or impairment, when gains or losses are recycled to profit or loss; and 2) for other investments in equity securities, the current accounting policy is to recognize such investments in the consolidated statements of financial position at cost less impairment losses, and dividend income from such equity securities is recognized in profit or loss. This change in policy will have no impact on the Group’s net assets and total comprehensive income but the Group expects there to be a credit adjustment to opening reserves on adoption of IFRS 9.

IFRS 15, Revenue from contracts with customers

IFRS 15 “Revenue from Contracts with Customers” is relevant to the Group and became effective for accounting periods beginning from the 1 January 2018. The standard establishes a framework for reporting to users of financial statements about the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. The Group has assessed the impact of the new standard, and expects there to be a credit adjustment to opening reserves on adoption of IFRS 15 in respect to the timing of recognition of unflown ticket breakage income and the transaction price allocated to mileage awarded. For the unflown ticket breakage income, the Group currently adopts a more prudent policy than that required under IFRS 15 where breakage is to be recognized on each flight based on an assessment that it is highly probable that the income will not result in a significant reversal of the cumulative revenue recognized in the future. This assessment will be based on the historic patterns of breakage. For the transaction price allocated to mileage awarded, the Group currently allocates the amount received in relation to mileage earning flights based on fair value, between the flight and mileage earned by members of the Group’s frequent flyer award programs. Under IFRS 15, the Group shall estimate the stand-alone selling price of mileage awarded by the members of the Group’s frequent flyer award programs and allocates the transaction price to performance obligation for flight and mileage awarded. IFRS 15 is also expected to impact the classification, presentation and disclosure of ancillary income, change fees and interline cargo transactions, albeit the impact is not expected to be material. The Group will adopt the cumulative effect approach when applying the new standard at the date of initial application.

IFRS 16, Leases

IFRS 16 “Leases” is relevant to the Group and becomes effective for accounting periods beginning on or after 1st January 2019. The standard eliminates the lessee’s classification of leases as either operating leases or finance leases and, instead, introduces a single lease accounting model. Applying that model, a lessee is required to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value, and depreciation of lease assets separately from interest on lease liabilities in the statement of profit or loss. IFRS 16 will primarily affect the Group’s accounting as a lessee of leases for aircraft and related equipment, and buildings and other equipment which are currently classified as operating leases. The application of the new accounting model is expected to lead to a material increase in both assets and liabilities and to impact on the timing of the expense recognition in the statement of profit or loss over the period of the lease. The Group is in the process of making an assessment of IFRS 16 to determine the amounts of new assets and liabilities arising from operating lease commitments on adoption of IFRS 16.